Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Nov. 14, 2023	Dec. 12, 2022	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Entity Incorporation, Date of Incorporation	Nov. 23, 2020
Stockholders' Equity, Reverse Stock Split		1-for-12
Stock Issued During Period Shares Reverse Stock Splits		0
Contract balance			$ 0	$ 0
Material changes			$ 0
Common stock per share		$ 0.012	$ 0.012	$ 0.012